Fair Value of Financial Instruments - Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring [Member], Impaired Loans [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Mar. 31, 2014
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 72
Valuation Techniques	Market valuation of underlying collateral
Selling costs, Range	9.00%
Selling costs, Weighted Average	9.00%